Summary of Significant Accounting Policies (Details Narrative) - USD ($)	2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
KSix, LLC and Affiliate [Member]
Federal deposit insurance corporation	$ 250,000
Bad debt expense	35,137	$ 0
KSix Media, Inc. and Subsidiaries [Member]
Federal deposit insurance corporation	$ 250,000
KSix Media, Inc. and Subsidiaries [Member] | Computers and Related Assets [Member] | Minimum [Member]
Estimated useful lives	5 years
KSix Media, Inc. and Subsidiaries [Member] | Computers and Related Assets [Member] | Maximum [Member]
Estimated useful lives	7 years